CURRENT AND DEFERRED TAXES (Details) - Schedule of income before tax from the chilean legal tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income before tax from the chilean legal tax rate [Abstract]
Tax expense using the legal rate	$ 1,102,736	$ 1,378,547	$ (38,318)
Tax expense using the legal rate, percentage	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates in other jurisdictions	$ 54,775	$ 58,268	$ (20,082)
Tax effect of rates in other jurisdictions, percentage	(1.34%)	(1.14%)	(14.15%)
Tax effect of non-taxable operating revenues	$ 9,444	$ 19,529	$ 13,125
Tax effect of non-taxable operating revenues, percentage	(0.23%)	(0.38%)	9.25%
Tax effect of disallowable expenses	$ (30,928)	$ (40,528)	$ (66,257)
Tax effect of disallowable expenses, percentage	0.76%	0.79%	(46.69%)
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	$ 205,458	$ 294,969	$ 145,930
Derecognition of deferred tax liabilities for early termination of aircraft financing, percentage	(5.03%)	(5.78%)	102.83%
Tax effect for goodwill impairment losses		$ (453,681)
Tax effect for goodwill impairment losses, percentage		8.89%
Derecognition of deferred tax assets not recoverable	$ (1,251,912)	$ (237,637)
Derecognition of deferred tax assets not recoverable, percentage	30.65%	4.65%
Deferred tax asset not recognized	$ (667,702)	$ (414,741)
Deferred tax asset not recognized, percentage	16.35%	8.12%
Other increases (decreases)	$ 9,194	$ (54,538)	$ 19,299
Other increases (decreases), percentage	(0.23%)	1.07%	13.60%
Total adjustments to tax expense using the legal rate	$ (1,671,671)	$ (828,359)	$ 92,015
Total adjustments to tax expense using the legal rate, percentage	40.93%	16.22%	64.84%
Tax expense using the effective rate	$ (568,935)	$ 550,188	$ 53,697
Tax expense using the effective rate, percentage	13.93%	(10.78%)	37.84%